Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

(19) Income taxes

The financial year ending 31 December 2020 has been adjusted for the effects of the IFRIC agenda decision of April 2021 regarding the benefits to be taken into account depending on the length of service. The adjustment of the previous year’s values led to an overall decrease in deferred tax assets of k€ 558. See note 2 “Changes in accounting policies”.

a) Amounts recognised in consolidated income statement

Income tax benefit and expense for the years 2021, 2020 and 2019 comprise the following

	2021	2020	2019
	k€	k€	k€
Current taxes:
- Current tax expense	(12,309)	(12,804)	(13,013)
- Adjustment for prior years	(4,095)	739	385
Total current taxes	(16,404)	(12,065)	(12,628)

Deferred taxes:
- Tax loss carry forwards	(5,140)	(10,319)	(10,570)
- Temporary differences	74	2,822	3,835
Total deferred taxes	(5,066)	(7,497)	(6,735)

Total income tax expense)	(21,470)	(19,562)	(19,363)

b) Reconciliation of effective tax rate

The difference between the actual income tax expense and the product of the net income and the applicable Group tax rate in the reporting year and the previous year is made up as follows:

	2021	2020	2019
	k€	k€	k€
Income before taxes	236,980	25,840	56,675
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	(76,497)	(8,341)	(18,295)
Non-deductible expenses	(511)	(2,533)	(1,731)
Taxable income not recognised in income before tax	—	(7,796)	—
R&D tax credits	6,742	5,983	7,077
Tax free income	71,917	5,485	3,558
Permanent differences from GILTI	(444)	(1,401)	(6,029)
Tax effects from investments accounted for using the equity method	(9,300)	(2,884)	(658)
Deviation tax rates to expected tax rate	1,815	690	2,444
Change in tax rates	521	124	(19)
Change in recognition of deferred tax assets	(10,247)	(9,317)	(4,391)
Non-periodic taxes
Current Taxes	(4,095)	739	385
Deferred Taxes	(570)	203	—
Other	(801)	(514)	(1,704)
Effective income tax income (expense)	(21,470)	(19,562)	(19,363)
Effective income tax rate	9.06%	75.70%	34.16%

The group tax rate includes corporate income tax plus solidarity surcharge of 15.825% and trade tax, which ranges from 10.825% - 16.625% depending on the municipality.

The initial public offering of Exscientia plc in the United States resulted in 2021 in a significant increase of the investment which impacts income and is tax free. Taxable income not recognised in income before tax in 2020 was generated from revealing hidden reserves from in-kind contributions of assets.

Deferred income tax assets and liabilities calculated with the anticipated tax rates of each entity as of 31 December 2021 and 2020 relate to the following:

	01 Jan 2021		Recognised in			31 Dec 2021
		Recognised	the other		Foreign		Deferred	Deferred
		in	comprehensive		currency		tax	tax
	Net balance	profit or loss	income		translation	Net	assets	liabilities
	k€	k€	k€		k€	k€	k€	k€
Property, plant and equipment	(2,840)	(1,969)	—		(46)	(4,855)	1,528	(6,383)
Intangible assets	(25,314)	3,296	—		(330)	(22,348)	468	(22,816)
Right of use assets	(23,535)	1,556	—		—	(21,979)	—	(21,979)
Financial assets	(316)	(3,669)	—		—	(3,985)	401	(4,386)
Provisions and deferred income	4,801	(768)	7		(75)	3,965	6,516	(2,551)
Lease obligations	23,274	(3,347)	—		—	19,927	20,297	(370)
Other	(1,309)	6,245	—		13	4,949	5,254	(305)
Tax credits	1,521	(1,270)	708	*	75	1,034	1,034	—
Loss carryforward	27,711	(5,140)	—		392	22,963	22,963	—
Total	3,993	(5,066)	715		29	(329)	58,461	(58,790)
Set off of tax	—	—	—		—	—	(41,102)	41,102
Net	3,993	(5,066)	715		29	(329)	17,359	(17,688)

* Recorded in Equity without any impact on other comprehensive income

	01 Jan 2020		Recognised in			31 Dec 2020
		Recognised	the other		Foreign		Deferred	Deferred
		in	comprehensive		currency		tax	tax
	Net balance	profit or loss	income		translation	Net	assets	liabilities
	k€	k€	k€		k€	k€	k€	k€
Property, plant and equipment	(2,947)	284	—		(177)	(2,840)	1,450	(4,290)
Intangible assets	(29,494)	4,964	—		(784)	(25,314)	564	(25,878)
Right of use assets	(31,729)	8,194	—		—	(23,535)	—	(23,535)
Financial assets	(1,012)	704	—		(8)	(316)	29	(345)
Provisions and deferred income	4,699	(75)	149		28	4,801	7,541	(2,740)
Lease obligations	31,180	(7,906)	—		—	23,274	23,557	(283)
Other	1,841	(3,150)	—		—	(1,309)	1,601	(2,909)
Tax credits	2,493	(192)	(881)	*	102	1,521	1,521	—
Loss carryforward	37,549	(10,319)	—		481	27,711	27,711	—
Total	12,580	(7,497)	(732)		(358)	3,993	63,974	(59,981)
Set off of tax	—	—	—		—	—	(39,582)	39,582
Net	12,580	(7,497)	(732)		(358)	3,993	24,392	(20,399)

*Recorded in Equity without any impact on other comprehensive income

c) Unrecognised deferred tax liabilities

Concerning undistributed foreign subsidiaries earnings, temporary differences in the amount of k€ 12,009 were not recognised according to IAS 12.39 (2020: k€ 9,982) as Evotec controls the timing of such reversal and it is not planned to distribute the foreign subsidiaries earnings.

d) Unrecognised deferred tax assets

The Company’s deferred tax assets are recorded to the extent it is probable that such tax benefits would be realised in future years. As of 31 December 2021, no additional deferred tax assets on tax loss carryforwards exceeding the recognised deferred tax liabilities, were recognised for two German, one French, one UK entity, the US entities as well as the Swiss, Austrian and Indian entity. In the following schedule, tax loss carryforwards, interest carryforwards and tax credits for which no deferred tax assets were recorded are shown. Tax loss carryforwards on different types of income taxes were aggregated into one total amount.

	2021	2020	2019
	k€	k€	k€
Tax loss carryforwards (not expiring)	307,682	272,796	221,772
Time-limited tax losses
- expiring until 2026 (2020: 2025)(2019: 2024)	21,409	19,259	22,444
- expiring from 2027 to 2031 (2020: 2026-2030) (2019: 2025-2029)	38,207	45,409	42,931
- expiring from 2032 (2020: 2031)(2019: 2030)	73,811	43,945	88,218
Interest carryforward	—	—	—
Tax credits	1,286	1,119	1,140
Total	442,395	382,528	376,505

The table above does not include US tax losses which are subject to s382 restrictions.

In addition to unrecognized deferred tax assets from tax loss carryforwards a net asset position for temporary differences amounting to k€ 6,346 was not recorded as of 31 December 2021 (31 December 2020: k€ 2,707) as there was no sufficient taxable income foreseen.